Investment in Equity-accounted Investees (Schedule of fair value of the identifiable assets and liabilities) (Details) - CPV Group [Member] $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Property, plant, and equipment	$ 429
Loans	(292)
Other identifiable assets and liabilities	45
Identifiable assets and liabilities	$ 182